DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Q3) (Details)		8 Months Ended	9 Months Ended	11 Months Ended
	Feb. 17, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) Business $ / shares	Dec. 31, 2020 USD ($) shares $ / shares
Description of Organization and Business Operations [Abstract]
Gross proceeds from initial public offering	$ 200,000,000
Gross proceeds from private placement	6,000,000	$ 0	$ 6,000,000
Transaction costs	11,766,856		11,766,856
Underwriting fees	4,000,000
Deferred underwriting fees	7,000,000
Other offering costs	766,856
Cash deposited in Trust Account		$ 0	$ 200,000,000
Cash deposited in Trust Account per Unit (in dollars per share) | $ / shares			$ 10.00	$ 10.00
Period of prior to completion of the Business Combination			2 days	2 days
Net tangible asset threshold for redeeming Public Shares			$ 5,000,001	$ 5,000,001
Percentage of Public Shares that can be redeemed without prior consent			15.00%	15.00%
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period			100.00%	100.00%
Period to complete Business Combination from closing of Initial Public Offering			24 months
Period to redeem Public Shares if Business Combination is not completed within Initial Combination Period			10 days	10 days
Minimum [Member]
Description of Organization and Business Operations [Abstract]
Number of operating businesses included in initial Business Combination			1	1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination			80.00%	80.00%
Post-transaction ownership percentage of the target business			50.00%	50.00%
Maximum [Member]
Description of Organization and Business Operations [Abstract]
Interest from Trust Account that can be held to pay dissolution expenses	$ 100,000			$ 100,000
Private Placement Warrants [Member]
Description of Organization and Business Operations [Abstract]
Share price (in dollars per share) | $ / shares	$ 1.00			$ 1.00
Warrants issued (in shares) | shares	6,000,000
Initial Public Offering [Member]
Description of Organization and Business Operations [Abstract]
Units issued (in shares) | shares	20,000,000
Share price (in dollars per share) | $ / shares	$ 10.00			10.00
Gross proceeds from initial public offering			$ 200,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations [Abstract]
Units issued (in shares) | shares	2,500,000
Share price (in dollars per share) | $ / shares	$ 10.00			10.00
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Abstract]
Share price (in dollars per share) | $ / shares				$ 1.00